S000002878 [Member] Expense Example - BlackRock Advantage Large Cap Value V.I. Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	580
Expense Example, with Redemption, 10 Years	1,348
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	722
Expense Example, with Redemption, 10 Years	$ 1,653